Principal Funds, Inc.
Supplement dated March 9, 2016
to the Statutory Prospectus dated March 1, 2016
This supplement updates information contained in the Statutory Prospectus. Please retain this supplement for future reference.

Principal LifeTime Hybrid Income Fund
PRINCIPAL LIFETIME HYBRID INCOME FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid Income Fund		Principal LifeTime Hybrid Income Fund, Institutional Class	Principal LifeTime Hybrid Income Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		34.60%	16.28%	[2]
Acquired Fund Fees and Expenses		0.48%	0.48%
Expenses (as a percentage of Assets)		35.08%	16.76%
Fee Waiver or Reimbursement	[3]	(34.55%)	(16.26%)
Net Expenses (as a percentage of Assets)		0.53%	0.50%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid Income Fund, Institutional Class	54	5,109	7,902	10,127
Principal LifeTime Hybrid Income Fund, R-6	51	2,958	5,446	9,516

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid Income Fund | S&P Target Date Retirement Income Index [Member]	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	(0.18%)	1.05%

Principal LifeTime Hybrid 2015 Fund
PRINCIPAL LIFETIME HYBRID 2015 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2015 Fund		Principal LifeTime Hybrid 2015 Fund, Institutional Class	Principal LifeTime Hybrid 2015 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		5.45%	2.65%	[2]
Acquired Fund Fees and Expenses		0.43%	0.43%
Expenses (as a percentage of Assets)		5.88%	3.08%
Fee Waiver or Reimbursement	[3]	(5.40%)	(2.63%)
Net Expenses (as a percentage of Assets)		0.48%	0.45%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2015 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2015 Fund, Institutional Class	49	1,184	2,392	5,319
Principal LifeTime Hybrid 2015 Fund, R-6	46	660	1,344	3,175

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2015 Fund | S&P Target Date 2015 Index	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	(0.16%)	1.34%

Principal LifeTime Hybrid 2020 Fund
PRINCIPAL LIFETIME HYBRID 2020 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2020 Fund		Principal LifeTime Hybrid 2020 Fund, Institutional Class	Principal LifeTime Hybrid 2020 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		2.70%	1.34%	[2]
Acquired Fund Fees and Expenses		0.44%	0.44%
Expenses (as a percentage of Assets)		3.14%	1.78%
Fee Waiver or Reimbursement	[3]	(2.65%)	(1.32%)
Net Expenses (as a percentage of Assets)		0.49%	0.46%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2020 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2020 Fund, Institutional Class	50	676	1,372	3,230
Principal LifeTime Hybrid 2020 Fund, R-6	47	409	819	1,966

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2020 Fund | S&P Target Date 2020 Index	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	(0.19%)	1.41%

Principal LifeTime Hybrid 2025 Fund
PRINCIPAL LIFETIME HYBRID 2025 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2025 Fund		Principal LifeTime Hybrid 2025 Fund, Institutional Class	Principal LifeTime Hybrid 2025 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		6.35%	3.07%	[2]
Acquired Fund Fees and Expenses		0.46%	0.46%
Expenses (as a percentage of Assets)		6.81%	3.53%
Fee Waiver or Reimbursement	[3]	(6.30%)	(3.05%)
Net Expenses (as a percentage of Assets)		0.51%	0.48%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2025 Fund, Institutional Class	52	1,354	2,716	5,909
Principal LifeTime Hybrid 2025 Fund, R-6	49	749	1,523	3,562

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2025 Fund | S&P Target Date 2025 Index	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	(0.25%)	1.31%

Principal LifeTime Hybrid 2030 Fund
PRINCIPAL LIFETIME HYBRID 2030 FUND
In the Example section, replace the table with the following:
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2030 Fund		Principal LifeTime Hybrid 2030 Fund, Institutional Class	Principal LifeTime Hybrid 2030 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		3.60%	1.77%	[2]
Acquired Fund Fees and Expenses		0.45%	0.45%
Expenses (as a percentage of Assets)		4.05%	2.22%
Fee Waiver or Reimbursement	[3]	(3.55%)	(1.75%)
Net Expenses (as a percentage of Assets)		0.50%	0.47%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Expense Example - Principal LifeTime Hybrid 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2030 Fund, Institutional Class	51	849	1,725	3,988
Principal LifeTime Hybrid 2030 Fund, R-6	48	496	1,002	2,393

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2030 Fund | S&P Target Date 2030 Index	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	(0.30%)	1.32%

Principal LifeTime Hybrid 2035 Fund
PRINCIPAL LIFETIME HYBRID 2035 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
In the Example section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2035 Fund		Principal LifeTime Hybrid 2035 Fund, Institutional Class	Principal LifeTime Hybrid 2035 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		5.36%	2.61%	[2]
Acquired Fund Fees and Expenses		0.48%	0.48%
Expenses (as a percentage of Assets)		5.84%	3.09%
Fee Waiver or Reimbursement	[3]	(5.31%)	(2.59%)
Net Expenses (as a percentage of Assets)		0.53%	0.50%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Expense Example - Principal LifeTime Hybrid 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2035 Fund, Institutional Class	54	1,182	2,382	5,295
Principal LifeTime Hybrid 2035 Fund, R-6	51	667	1,354	3,188

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2035 Fund | S&P Target Date 2035 Index	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	(0.35%)	1.33%

Principal LifeTime Hybrid 2040 Fund
FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2040 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2040 Fund		Principal LifeTime Hybrid 2040 Fund, Institutional Class	Principal LifeTime Hybrid 2040 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		6.93%	3.35%	[2]
Acquired Fund Fees and Expenses		0.44%	0.44%
Expenses (as a percentage of Assets)		7.37%	3.79%
Fee Waiver or Reimbursement	[3]	(6.88%)	(3.33%)
Net Expenses (as a percentage of Assets)		0.49%	0.46%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2040 Fund, Institutional Class	50	1,452	2,902	6,237
Principal LifeTime Hybrid 2040 Fund, R-6	47	796	1,621	3,775

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2040 Fund | S&P Target Date 2040 Index	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	(0.40%)	1.30%

Principal LifeTime Hybrid 2045 Fund
PRINCIPAL LIFETIME HYBRID 2045 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2045 Fund		Principal LifeTime Hybrid 2045 Fund, Institutional Class	Principal LifeTime Hybrid 2045 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		9.13%	4.39%	[2]
Acquired Fund Fees and Expenses		0.48%	0.48%
Expenses (as a percentage of Assets)		9.61%	4.87%
Fee Waiver or Reimbursement	[3]	(9.08%)	(4.37%)
Net Expenses (as a percentage of Assets)		0.53%	0.50%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2045 Fund, Institutional Class	54	1,841	3,612	7,372
Principal LifeTime Hybrid 2045 Fund, R-6	51	1,002	2,031	4,615

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2045 Fund | S&P Target Date 2045 Index	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	(0.46%)	1.26%

Principal LifeTime Hybrid 2050 Fund
PRINCIPAL LIFETIME HYBRID 2050 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2050 Fund		Principal LifeTime Hybrid 2050 Fund, Institutional Class	Principal LifeTime Hybrid 2050 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		12.41%	5.93%	[2]
Acquired Fund Fees and Expenses		0.47%	0.47%
Expenses (as a percentage of Assets)		12.88%	6.40%
Fee Waiver or Reimbursement	[3]	(12.36%)	(5.91%)
Net Expenses (as a percentage of Assets)		0.52%	0.49%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2050 Fund, Institutional Class	53	2,373	4,527	8,589
Principal LifeTime Hybrid 2050 Fund, R-6	50	1,279	2,574	5,656

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2050 Fund | S&P Target Date 2050 Index	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	(0.47%)	1.29%

Principal LifeTime Hybrid 2055 Fund
PRINCIPAL LIFETIME HYBRID 2055 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2055 Fund		Principal LifeTime Hybrid 2055 Fund, Institutional Class	Principal LifeTime Hybrid 2055 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		45.67%	21.36%	[2]
Acquired Fund Fees and Expenses		0.48%	0.48%
Expenses (as a percentage of Assets)		46.15%	21.84%
Fee Waiver or Reimbursement	[3]	(45.62%)	(21.34%)
Net Expenses (as a percentage of Assets)		0.53%	0.50%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2055 Fund, Institutional Class	54	5,957	8,328	9,495
Principal LifeTime Hybrid 2055 Fund, R-6	51	3,654	6,412	10,135

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2055 Fund | S&P Target Date 2055 Index	S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54%)	1.22%

Principal LifeTime Hybrid 2060 Fund
PRINCIPAL LIFETIME HYBRID 2060 FUND
In the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses - Principal LifeTime Hybrid 2060 Fund		Principal LifeTime Hybrid 2060 Fund, Institutional Class	Principal LifeTime Hybrid 2060 Fund, R-6
Management Fees (as a percentage of Assets)	[1]	none	none
Other Expenses (as a percentage of Assets):		319.03%	134.38%	[2]
Acquired Fund Fees and Expenses		0.51%	0.51%
Expenses (as a percentage of Assets)		319.54%	134.89%
Fee Waiver or Reimbursement	[3]	(318.98%)	(134.36%)
Net Expenses (as a percentage of Assets)		0.56%	0.53%
[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

In the Example section, replace the table with the following:
Expense Example - Principal LifeTime Hybrid 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense (Reimbursement) Example, With Redemption, 10 Years	[1]
Principal LifeTime Hybrid 2060 Fund, Institutional Class	57	22,394	98,938		(4,443,536)
Principal LifeTime Hybrid 2060 Fund, R-6	54	5,079	5,164	5,172
[1]	As of October 31, 2015, the Institutional Class of LifeTime Hybrid 2060 Fund had approximately $18,000 in net assets; therefore the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.

In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal LifeTime Hybrid 2060 Fund | S&P Target Date 2055 Plus Index	S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54%)	1.22%